Income Taxes (Details - Components of tax) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (8,537,210)	$ (7,111,109)
Taxes benefits under statutory US tax rates	(1,792,814)	(1,493,333)
Increase in valuation allowance	2,697,747	2,984,299
Foreign tax rate differential	110,120	(73,413)
Permanent differences	(495,637)	(955,027)
State taxes	(423,798)	(462,526)
Provision for income taxes	$ 95,618	$ (0)